STOCKHOLDERS' EQUITY, Equity Incentive Plan (Q3) (Details) - USD ($)		2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Jul. 06, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Option activity of directors and officers and employees [Abstract]
Non-vested (in shares)			183,114	142,814	183,114	142,814
Vested (in shares)				800,618	1,449,518	800,618
Forfeited (in shares)				(16,534)	(28,396)	(16,534)
Balance (in shares)		806,456	1,604,236	926,898	1,604,236	926,898
Option activity of directors and officers and employees [Abstract]
Share based compensation		$ 0	$ 51,429		$ 1,662,001
Option Activity [Abstract]
Beginning balance (in shares)		0	1,613,098	0	926,898
Granted (in shares)		806,456	0		689,200
Exercised (in shares)		0	0		0
Forfeited (in shares)		0	(8,862)		(11,862)
Ending balance (in shares)		806,456	1,604,236	926,898	1,604,236	926,898
Weighted-Average Grant Date Fair Value Per Option [Abstract]
Beginning balance (in dollars per share)		$ 0	$ 1.08	$ 0	$ 0.91
Granted (in dollars per share)		0.90	0		1.31
Exercised (in dollars per share)		0	0		0
Forfeited (in dollars per share)		0	0.90		1.01
Ending balance (in dollars per share)		$ 0.90	$ 1.08	$ 0.91	$ 1.08	$ 0.91
Restricted Stock [Member]
Option activity of directors and officers and employees [Abstract]
Non-vested (in shares)			56,285	0	56,285	0
Vested (in shares)					0	0
Forfeited (in shares)					0	0
Balance (in shares)			56,285	0	56,285	0
2020 Plan [Member]
Equity Incentive Plan [Abstract]
Authorized (in shares)			1,632,632	926,898	1,632,632	926,898
Share limit (in shares)				2,100,000		2,100,000
Increase in share limit (in shares)			26,965
Shares issues (in shares)	269,650
Options granted expiration period						10 years
Assumptions [Abstract]
Expected forfeiture rate					0.00%
2020 Plan [Member] | Maximum [Member]
Equity Incentive Plan [Abstract]
Share limit (in shares)			2,401,965		2,401,965
Options granted expiration period					10 years
Assumptions [Abstract]
Expected volatility					50.00%
Expected dividend yield					20.00%
Risk-free interest rate					1.50%
2020 Plan [Member] | Minimum [Member]
Assumptions [Abstract]
Expected volatility					40.00%
Expected dividend yield					10.00%
Risk-free interest rate					0.50%
2020 Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Authorized (in shares)			56,285		56,285